As filed with the Securities and Exchange Commission on March 16, 2009
                                            1933 Act Registration No. 002-26342
                                            1940 Act Registration No. 811-01434
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                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

                      POST-EFFECTIVE AMENDMENT NO. 62 /X/

                                      and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / /

                              AMENDMENT NO. 57 /X/

                    Lincoln National Nariable Annuity Fund
                           (Exact Name of Registrant)

                                  Fund A Individual

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           1300 South Clinton Street
                              Post Office Box 1110
                            Fort Wayne, Indiana 46801
              (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, Including Area Code: (260) 455-2000

                           Dennis L. Schoff, Esquire
                  The Lincoln National Life Insurance Company
                           1300 South Clinton Street
                              Post Office Box 1110
                              Fort Wayne, IN 46801
                    (Name and Address of Agent for Service)

                                    Copy to:

                            Colleen E. Tonn, Esquire
                   The Lincoln National Life Insurance Company
                            1300 South Clinton Street
                              Post Office Box 1110
                              Fort Wayne, IN 46801

            Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

/ / immediately upon filing pursuant to paragraph (b) of Rule 485 /x/ on April 15, 2009, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485 / / on _________________, pursuant to paragraph (a)(1) of Rule 485

                     Title of Securities being registered:
           Interests in a separate account under individual flexible
                  payment deferred variable annuity contracts.

If appropriate, check the following box:

/x/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment to the Registration Statement on Form N-4 is being filed for the sole purpose of designating a new effective date for the previously filed Post-Effective Amendment No. 61 to the Registrant's Registration Statement filed under Rule 485(a) of the Securities Act of 1933. This Post-Effective Amendment incorporates by reference the information contained in the Registrant's Registration Statement to Post-Effective
Amendment No. 61 filed on January 16, 2009.

                                   SIGNATURES

(a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Post-Effective Amendment No. 62 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and the State of Indiana on this 16th day of March, 2009.

      LINCOLN NATIONAL VARIABLE ANNUITY FUND A
      (Registrant)
      Fund A (Group)

      By: /s/ John D. Weber
          John D. Weber
          Second Vice President, The Lincoln National Life Insurance Company (Title)

      THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
      (Depositor)

      By: /s/ Kelly D. Clevenger
          Kelly D. Clevenger
          (Signature-Officer of Depositor)
          Vice President, The Lincoln National Life Insurance Company
          (Title)

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on March 16, 2009.

  Signature                                             Title

  *___________________________________                  President and Director
  Dennis Glass                                          (Principal Executive Officer)

  *___________________________________                  Senior Vice President, Chief Financial Officer and Director
  Frederick J. Crawford                                 (Principal Financial Officer)

  *___________________________________                  Senior Vice President
  Michael J. Burns

  *___________________________________                  Senior Vice President and Director
  Mark E. Konen

  *___________________________________                  Senior Vice President, Chief Investment Officer and Director
  See Yeng Quek

  *__________________________________                   Vice President and Director
  Keith J. Ryan



  * By  /s/Kelly D. Clevenger,  Pursuant to a Power of Attorney
       -----------------------
         Kelly D. Clevenger